Held for Sale and Discontinued Operations - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jul. 04, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Discontinued Operation [Line Items]
Liabilities held for sale / disposal groups		€ 389	€ 84,183	[1]
Percentage of voting interests acquired			50.00%
Aegon UK [member]
Disclosure Of Discontinued Operation [Line Items]
Assets held for sale		432
Liabilities held for sale / disposal groups		389
The Netherlands [member]
Disclosure Of Discontinued Operation [Line Items]
Liabilities held for sale / disposal groups			€ 84,183
Discontinued operations [member]
Disclosure Of Discontinued Operation [Line Items]
Reversal of impairments of financial assets		39
Remeasurement recognition of expected credit losses with the impairment		82
Disposal group discontinued operations valuation gain		93
Discontinued operations [member] | The Netherlands [member]
Disclosure Of Discontinued Operation [Line Items]
Cash proceeds from the sale of a business	€ 2,200
Percentage of voting interests acquired	29.99%
Discontinued operations [member] | The Netherlands [member] | Minimum investment return guaranteed [member]
Disclosure Of Discontinued Operation [Line Items]
One time tax charge in connection with business reorganization		454
Discontinued operations [member] | Financial assets at amortised cost, class [member] | Loans [member]
Disclosure Of Discontinued Operation [Line Items]
Additional remeasurement loss of designation of loans and receivables measurement at fair value through profit or loss		1,892
Discontinued operations [member] | Financial assets [member]
Disclosure Of Discontinued Operation [Line Items]
Amount of reclassifications		103
Discontinued operations [member] | Financial liabilities [member]
Disclosure Of Discontinued Operation [Line Items]
Amount of reclassifications		€ 1,131

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.